Income Tax - Schedule of Temporary Differences and Unused Tax Losses (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Income Tax - Schedule of Temporary Differences and Unused Tax Losses (Details) [Line Items]
Deferred tax assets	$ 48,420	$ 74,096
Non-capital loss carry forwards [Member]
Income Tax - Schedule of Temporary Differences and Unused Tax Losses (Details) [Line Items]
Deferred tax assets	53,963	50,891
Plant and equipment [Member]
Income Tax - Schedule of Temporary Differences and Unused Tax Losses (Details) [Line Items]
Deferred tax assets	2,161	4,790
Mineral rights and properties [Member]
Income Tax - Schedule of Temporary Differences and Unused Tax Losses (Details) [Line Items]
Deferred tax assets	(3,857)	892
Other deductible temporary difference [Member]
Income Tax - Schedule of Temporary Differences and Unused Tax Losses (Details) [Line Items]
Deferred tax assets	$ (3,847)	$ 17,523